Significant Accounting Policies (Details) - Schedule of Debt Securities and Certificates of Deposit - USD ($) $ in Thousands	Dec. 31, 2023	Dec. 31, 2022
Schedule of Debt Securities and Certificates of Deposit [Line Items]
Marketable securities	$ 26,006	$ 64,359
Due within one year [Member]
Schedule of Debt Securities and Certificates of Deposit [Line Items]
Marketable securities	26,006	39,161
1 year [Member]
Schedule of Debt Securities and Certificates of Deposit [Line Items]
Marketable securities		$ 25,198